Revenue and segment information (Reportable segments' assets reconciled to total assets) (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2017	Dec. 31, 2016 [1]
Reportable segments' assets [line items]
Segment assets		¥ 396,589,511	¥ 314,839,739
PRC GAAP [member] | Reportable segment total [member]
Reportable segments' assets [line items]
Segment assets		372,175,669	371,871,180
PRC GAAP [member] | Investment in Huaneng Finance [member]
Reportable segments' assets [line items]
Segment assets		1,336,777	1,314,603
PRC GAAP [member] | Deferred income tax assets [member]
Reportable segments' assets [line items]
Segment assets		2,980,303	2,447,648
PRC GAAP [member] | Prepaid income tax [member]
Reportable segments' assets [line items]
Segment assets		150,838	204,182
PRC GAAP [member] | Available-for-sale financial assets [member]
Reportable segments' assets [line items]
Segment assets		1,654,993	3,560,928
PRC GAAP [member] | Corporate assets [member]
Reportable segments' assets [line items]
Segment assets		395,148	360,854
Impact of restatement under PRC GAAP in relation to business combination under common control (Note 40) [member]
Reportable segments' assets [line items]
Segment assets		0	(70,341,769)
Impact of other IFRS adjustments [member]
Reportable segments' assets [line items]
Segment assets	[2]	¥ 17,895,783	¥ 5,422,113

[1]	Restated. The Company completed the acquisition of equity interests of four companies from Huaneng Group, see Note 40 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.
[2]	Other GAAP adjustments above primarily represented the classification adjustments and other adjustments. Other than the classification adjustments, the differences will be gradually eliminated following subsequent depreciation and amortization of related assets or the extinguishment of liabilities.